Taxation Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2014 United Kingdom	Jun. 30, 2013 United Kingdom	Dec. 31, 2012 United Kingdom	Jun. 30, 2012 Canada	Dec. 31, 2012 Canada	Dec. 31, 2012 United States	Dec. 31, 2012 Related to accrued interest and penalties [Member]	Dec. 31, 2011 Related to accrued interest and penalties [Member]	Dec. 31, 2010 Related to accrued interest and penalties [Member]	Dec. 31, 2012 Expiring In Next Five Fiscal Years [Member]	Dec. 31, 2012 Indefinite Life [Member]	Dec. 31, 2012 Expiring In After Five Fiscal Years [Member]
Deferred Tax Liabilities, Gross	$ 440.3	$ 424.8
Statutory tax rate	35.00%	35.00%	35.00%		22.00%	23.00%	24.00%	26.25%	26.50%	35.00%
Deferred Tax Assets, Operating Loss Carryforwards	430.8	428.0												23.8	310.6	96.4
Unremitted Foreign Earnings	1,029.9	977.2
Dividends Withholding Tax Rate									5.00%
Deferred Tax Liabilities, Undistributed Foreign Earnings	4.3	3.5
Unrecognized Tax Benefits	22.6	19.5	27.1	39.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	17.9	14.5
Income Tax Examination, Penalties and Interest Accrued											4.7	5.7	5.6
Income Tax Expense (Benefit)	261.4	280.0	193.1								(0.8)	0.3	7.7
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	$ 10.0